IMPAIRMENT TESTS (Schedule of Goodwill Impairment Assumptions) (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Terminal growth rate	1.00%	1.00%	0.90%
After-tax discount rate	8.00%	9.50%	9.30%
Pre-tax discount rate	9.60%	11.50%	11.20%